SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2020
SIGNIFICANT ACCOUNTING POLICIES
Schedule of corporate group

The Parent Company has the following subsidiaries making up the Bank´s organizational structure, which is currently registered as a corporate group:

			PROPORTION OF	PROPORTION OF	PROPORTION OF
	JURISDICTION		OWNERSHIP	OWNERSHIP	OWNERSHIP
ENTITY	OF	BUSINESS	INTEREST AND	INTEREST AND	INTEREST AND
	INCORPORATION		VOTING POWER	VOTING POWER	VOTING POWER
			HELD BY THE	HELD BY THE	HELD BY THE
			BANK 2020	BANK 2019	BANK 2018
Fiduciaria Bancolombia S.A. Sociedad Fiduciaria	Colombia	Trust	98.81%	98.81%	98.81%
Banca de Inversión Bancolombia S.A. Corporación Financiera	Colombia	Investment banking	100.00%	100.00%	100.00%
Valores Bancolombia S.A. Comisionista de Bolsa	Colombia	Securities brokerage	100.00%	100.00%	100.00%
Renting Colombia S.A.S.	Colombia	Operating leasing	100.00%	100.00%	100.00%
Transportempo S.A.S.	Colombia	Transportation	100.00%	100.00%	100.00%
Inversiones CFNS S.A.S.	Colombia	Investments	99.94%	99.94%	99.94%
Pasarela Colombia S.A.S. (before BIBA Inmobiliaria S.A.S.)	Colombia	Real estate broker	100.00%	100.00%	100.00%
Fondo de Capital Privado Fondo Inmobiliario Colombia(1)	Colombia	Real estate broker	49.96%	49.96%	51.29%
P.A. Inmuebles CEM(2)	Colombia	Mercantil trust	49.96%	-	-
P.A. Calle 92 FIC-11(2)	Colombia	Mercantil trust	32.47%	-	-
P.A. FIC Edificio Corfinsura(2)	Colombia	Mercantil trust	49.96%	-	-
P.A. FIC-A5(2)	Colombia	Mercantil trust	49.96%	-	-
P.A. FIC Inmuebles(2)	Colombia	Mercantil trust	49.96%	-	-
P.A. FIC Clínica de Prado(2)	Colombia	Mercantil trust	38.49%	-	-
P. A. FIC A6(2)	Colombia	Mercantil trust	49.96%	-	-
P.A. Central Point(2)	Colombia	Mercantil trust	37.47%	-	-
Fideicomiso Irrevocable de Garantía, Fuente de Pago y Administración Inmobiliaria Polaris(2)	Colombia	Mercantil trust	49.96%	-	-
P.A. Fideicomiso Twins Bay(2)	Colombia	Mercantil trust	49.96%	-	-
Fideicomiso Lote Av San Martín(2)	Colombia	Mercantil trust	49.96%	-	-
P.A. Fideicomiso Lote 30(2)	Colombia	Mercantil trust	49.96%	-	-
Valores Simesa S.A.(3)	Colombia	Investments	67.11%	67.11%	67.73%
Fideicomiso Lote Abelardo Castro	Colombia	Mercantil trust	66.77%	66.77%	67.39%
Fideicomiso Lote Distrito Vera B1B2(4)	Colombia	Mercantil trust	66.77%	66.77%	-
Fideicomiso Lote Distrito Vera B3B4(4)	Colombia	Mercantil trust	66.77%	66.77%	-
Bancolombia Panamá S.A.	Panama	Banking	100.00%	100.00%	100.00%
Sistemas de Inversiones y Negocios S.A. Sinesa	Panama	Investments	100.00%	100.00%	100.00%
Banagrícola S.A.	Panama	Investments	99.17%	99.17%	99.16%
Banistmo S.A.	Panama	Banking	100.00%	100.00%	100.00%
Banistmo Investment Corporation S.A.	Panama	Trust	100.00%	100.00%	100.00%
Financomer S.A.	Panama	Financial services	100.00%	100.00%	100.00%
Leasing Banistmo S.A.	Panama	Leasing	100.00%	100.00%	100.00%
Valores Banistmo S.A.	Panama	Purchase and sale of securities	100.00%	100.00%	100.00%
Banistmo Panama Fondo de Inversión S.A. (before Suvalor Panamá Fondos de Inversión S.A.)	Panama	Holding	100.00%	100.00%	100.00%
Fondo Renta Fija Valor, S.A. (before Suvalor Renta Fija Internacional Largo Plazo S.A.)(5)	Panama	Collective investment fund	-	-	100.00%
Suvalor Renta Fija Internacional Corto Plazo S.A.	Panama	Collective investment fund	100.00%	100.00%	100.00%
Suvalor Renta Variable Colombia S.A.(6)	Panama	Collective investment fund	100.00%	100.00%	-
Banistmo Capital Markets Group Inc.(7)	Panama	Purchase and sale of securities	100.00%	100.00%	100.00%
Anavi Investment Corporation S.A.(7)	Panama	Real estate broker	100.00%	100.00%	100.00%
Desarrollo de Oriente S.A.(7)	Panama	Real estate broker	100.00%	100.00%	100.00%
Steens Enterpresies S.A.(7)	Panama	Portfolio holder	100.00%	100.00%	100.00%
Ordway Holdings S.A.(7)	Panama	Real estate broker	100.00%	100.00%	100.00%
Grupo Agromercantil Holding S.A.(8)	Panama	Holding	100.00%	60.00%	60.00%
Banco Agrícola S.A.	El Salvador	Banking	97.36%	97.36%	97.36%
Arrendadora Financiera S.A. Arfinsa	El Salvador	Leasing	97.37%	97.37%	97.37%
Credibac S.A. de C.V.	El Salvador	Credit card services	97.36%	97.36%	97.36%
Valores Banagrícola S.A. de C.V.	El Salvador	Securities brokerage	98.89%	98.89%	98.89%
Inversiones Financieras Banco Agrícola S.A IFBA	El Salvador	Investments	98.89%	98.89%	98.89%
Gestora de Fondos de Inversión Banagricola S.A.	El Salvador	Administers investment funds	98.89%	98.89%	98.89%
Arrendamiento Operativo CIB S.A.C.(9)	Peru	Operating leasing	-	-	100.00%
FiduPerú S.A. Sociedad Fiduciaria(9)	Peru	Trust	-	-	98.81%
Banco Agromercantil de Guatemala S.A.(8)	Guatemala	Banking	99.59%	59.72%	59.72%
Seguros Agromercantil de Guatemala S.A.(8)	Guatemala	Insurance company	79.90%	47.93%	47.93%
Financiera Agromercantil S.A.(8)	Guatemala	Financial services	100.00%	60.00%	60.00%
Agrovalores S.A.(8)	Guatemala	Securities brokerage	100.00%	60.00%	60.00%
Arrendadora Agromercantil S.A.(8)	Guatemala	Operating Leasing	100.00%	60.00%	60.00%
Agencia de Seguros y Fianzas Agromercantil S.A.(8)(10)	Guatemala	Insurance company	100.00%	60.00%	60.00%
Asistencia y Ajustes S.A.(8)	Guatemala	Services	100.00%	60.00%	60.00%
Serproba S.A.(8)	Guatemala	Maintenance and remodeling services	100.00%	60.00%	60.00%
Servicios de Formalización S.A.(8)	Guatemala	Loans formalization	100.00%	60.00%	60.00%
Conserjería, Mantenimiento y Mensajería S.A.(8)(10)	Guatemala	Maintenance services	100.00%	60.00%	60.00%
Mercom Bank Ltd.(8)	Barbados	Banking	99.59%	59.72%	59.72%
New Alma Enterprises Ltd.(8)	Bahamas	Investments	99.59%	59.72%	59.72%
Bancolombia Puerto Rico Internacional Inc.	Puerto Rico	Banking	100.00%	100.00%	100.00%
Bancolombia Cayman S.A.(11)	Cayman Islands	Banking	100.00%	100.00%	100.00%
Bagrícola Costa Rica S.A.	Costa Rica	Outsourcing	99.17%	99.17%	99.16%

(1)

The Bank's shareholding decreased during 2019 and 2020. However, the entity is defined as a subsidiary, given the significant control and influence over the PA. management board responsible for appointing the management staff and the employees of the PA.

(2)

In 2020, the Bank consolidated certain equity securities that are controlled through its subsidiary Fondo de Capital Privado Fondo Inmobiliario Colombia, due to the control definition is met according to IFRS 10. This equity securities are considered as a business, because of its capacity to generate income.

(3)	The decrease in the shareholding is due to the repurchase outstanding stock carried out by the subsidiary during 2018 and 2019.
(4)	Investments effected in 2019.
(5)	Investment not consolidated during 2019 because it does not meet control requirements.
(6)	Investment consolidated by Banistmo during 2019.
(7)	Investments in non-operational stage.
(8)	On September 29, 2020, Grupo Bancolombia acquired 40% of the shareholdings of Grupo Agromercantil Holding (GAH), a company that owns the financial conglomerate Agromercantil of Guatemala.
(9)	Companies sold during 2019.
(10)	Companies in liquidation.
(11)

On October 5, 2020, the Board of Directors of Bancolombia Panamá (parent company of Bancolombia Cayman), authorized the decision to wind-down the business and operations of its subsidiary in Cayman. The wind-down would be completed before the end of the year 2021. For further information, see Note 1. Reporting entity.

Schedule of consolidated funds

The Bank consolidates the following funds:

		% of ownership	% of ownership	% of ownership	Assets managed
Name	Country	interest held by	interest held by	interest held by	December 31,	December 31,
		the Bank, 2020	the Bank, 2019	the Bank, 2018	2020	2019
Fondo de Capital Privado Fondo Inmobiliario Colombia(1)	Colombia	49.96%	49.96%	51.29%	4,128,801	3,751,981
Fideicomiso Lote Abelardo Castro	Colombia	66.77%	66.77%	67.39%	13,314	12,900
Fideicomiso Lote Distrito Vera B1B2	Colombia	66.77%	66.77%	-	58,459	63,010
Fideicomiso Lote Distrito Vera B3B4	Colombia	66.77%	66.77%	-	56,364	60,684
Banistmo Panamá Fondo de Inversión S.A. (before Suvalor Panamá Fondos de Inversión S.A.)	Panamá	100.00%	100.00%	100.00%	522,777	500,922
(1)

In 2020, the Bank consolidated certain equity securities that are controlled through its subsidiary Fondo de Capital Privado Fondo Inmobiliario Colombia, due to the control definition is met according to IFRS 10. This equity securities are considered as a business, because of its capacity to generate income. For further information see Note 2.C. Consolidation.

Schedule of exchange rate used by the Bank and its subsidiaries

The table below sets forth the exchange rate used by the Bank and its subsidiaries to convert statement of financial position accounts and transactions in U.S. dollar into Colombian pesos:

	December 31, 2020	December 31, 2019	December 31, 2018
Year end exchange rate	3,432.50	3,277.14	3,249.75
Average rate for the period ended at	3,691.27	3,282.39	2,956.55

Schedule of cure period assets restructured by risk

The following table shows the cure period of the assets restructured by risk:

Country	Portfolio	Months
	SMECommercial	36
Colombia	Corporate	Does not apply
	Mortgage	34
	Consumer	22
Panama	Consumer	19
	Mortgage	14
	Commercial	18
El Salvador	Consumer	18
	Mortgage	34

Schedule of credit loss measurement and participation of loan and receivables

The following table show the participation for each of the stages and the distribution of stage 2 is detailed for the reasons that represent the significant increase credit risk.

December 31, 2020

		Stage 2
Portfolio	Stage 1	Threshold	Watch list	Restructured **	More Than	COVID-19	Total	Stage 3
					30 Days*	Measures
Commercial	82.20%	20.80%	73.80%	0.80%	1.40%	3.20%	8.10%	9.70%
Consumer	82.30%	52.20%	0.10%	4.40%	12.00%	31.40%	11.00%	6.70%
Mortgage	83.80%	35.80%	0.10%	5.30%	7.80%	51.00%	11.80%	4.40%
Total Portfolio	82.40%	31.80%	40.70%	2.60%	5.40%	19.60%	9.30%	8.30%

*    The significant increase in credit risk for Banistmo’s mortgage portfolio is 60 days past due.

**   Restructured clients may also be shown in the columns Threshold and Watchlist if they are in those conditions too.

December 31, 2019

		Stage 2
Portfolio	Stage 1	Threshold	Watch list	Restructured **	More Than	Total	Stage 3
					30 Days*
Commercial	87.40%	26.77%	66.46%	3.76%	3.02%	4.84%	7.70%
Consumer	90.25%	57.62%	0.59%	18.36%	23.43%	5.05%	4.70%
Mortgage	89.86%	71.10%	0.03%	6.75%	22.12%	5.94%	4.21%
Total Portfolio	88.37%	40.93%	41.00%	7.42%	10.66%	5.04%	6.55%

*    The significant increase in credit risk for Banistmo's mortgage portfolio is 60 days past due.

**   Restructured clients may also be shown in the columns Threshold and Watchlist if they are in those conditions too.

Schedule of information about the projections of macroeconomic variables

The following is a comparison of the main macroeconomic variable projected in each country, "GDP growth" used to estimate ECL as of December 31, 2019 and December 31, 2020:

As of December 31, 2020
		Colombia			Panama
Cutoff	Optimistic	Base	Pessimistic	Optimistic	Base	Pessimistic
2020	(6.50)%	(7.40)%	(9.80)%	(17.70)%	(19.20)%	(21.70)%
2021	8.20%	5.70%	3.20%	10.00%	6.50%	2.90%
2022	5.50%	4.50%	4.00%	5.80%	4.80%	3.80%

As of December 31, 2020
		Guatemala			El Salvador
Cutoff	Optimistic	Base	Pessimistic	Optimistic	Base	Pessimistic
2020	(1.60)%	(2.90)%	(3.50)%	(6.00)%	(7.00)%	(8.20)%
2021	3.50%	3.00%	2.50%	4.40%	3.40%	2.60%
2022	4.00%	3.50%	2.80%	3.70%	3.00%	2.40%

As of December 31, 2019
		Colombia			Panama
Cutoff	Optimistic	Base	Pessimistic	Optimistic	Base	Pessimistic
2020	3.60%	3.30%	2.90%	4.40%	4.20%	4.00%
2021	3.60%	3.30%	3.00%	4.80%	4.60%	4.30%
2022	3.70%	3.40%	3.10%	5.60%	5.10%	4.60%

As of December 31, 2019
		Guatemala			El Salvador
Cutoff	Optimistic	Base	Pessimistic	Optimistic	Base	Pessimistic
2020	3.90%	3.50%	3.20%	2.70%	2.40%	1.90%
2021	4.00%	3.60%	3.30%	2.70%	2.40%	1.90%
2022	4.00%	3.60%	3.30%	2.70%	2.40%	1.90%

Schedule of significant increase in risk using external credit rating

EXTERNAL RATING ORIGIN	SIGNIFICANT INCREASE
IN RISK
Ba1/BB+	3 Notches
Ba2/BB	3 Notches
Ba3/BB-	3 Notches
B1/B+	2 Notches
B2/B	2 Notches
B3/B-	1 Notch
Caa/CCC	1 Notch

Schedule of delinquency conditions

Loans are written off when the Bank concludes there is no realistic expectation of recovery of the loans and receivables balances from a client or third party. In general, this characteristic will be fulfilled when the following delinquency conditions are present:

Type	Length of delinquency
Consumer	180 days, 450 days for vehicles in GAH, 720 days for loans with mortgage guarantee in Banco Agricola
Commercial	360 days
Small Business Loan	180 days, 720 days for loans with guarantee in Banistmo
Mortgage	For Banistmo and Banco Agrícola from 720 days. GAH 1440 days.

Schedule of estimated useful lives for each asset group

Premises and equipment include tangible items that are held for use, for rental to others, or for administrative purposes and are expected to be used for more than one period.

Items of premises and equipment are expressed at cost less accumulated depreciation and impairment losses. Depreciation is calculated using the straight-line method, in order to derecognize the depreciable amount of promises and equipment over the estimated useful lives of the assets. The depreciable amount is the cost of an asset less its residual value. The estimated useful lives for each asset group are:

Asset group	Useful life range
Buildings	10 to 75 years
Furniture and fixtures	5 to 20 years
Computer equipment	3 to 20 years
Equipment and machinery	3 to 40 years
Vehicles	3 to 6 years

FCP Fondo Inmobiliario Colombia
SIGNIFICANT ACCOUNTING POLICIES
Schedule of assets, liabilities, net assets, net income and cash flows of non-controlling interest

The following table summarizes the assets, liabilities, net assets, net income and cash flows as of December 31, 2020 and 2019 and for the years ended December 31, 2020, 2019 and 2018, related to the FCP Fondo Inmobiliario Colombia:

	As of December 31, 2020	As of December 31, 2019
	In millions of COP
Assets	4,128,801	3,751,981
Liabilities	1,450,781	1,254,123
Net assets	2,678,020	2,497,858
	Year-Ended 2020	Year-Ended 2019	Year-Ended 2018
	In millions of COP
Condensed statement of income
Income
Valuation of investment properties	(8,251)	77,527	70,933
Valuation of trust rights	4	52,215	29,161
Rents	186,528	161,263	147,324
Profits of equity method investees	56,116	138,100	96,201
Other income	38,135	2,034	6,940
Total Income	272,532	431,139	350,559
Expenses
Interest on loans	(78,008)	(73,088)	(67,593)
Trust fees	(526)	(999)	(554)
Other expenses	(140,904)	(169,375)	(121,162)
Total Expenses	(219,438)	(243,462)	(189,309)
Net Income	53,094	187,677	161,250
Condensed cash flow
Net cash used in operating activities	(172,003)	(257,733)	(351,019)
Net cash provided by financing activities	235,214	256,787	334,197
Cash and cash equivalents at beginning of year	157	1,103	17,925
Cash and cash equivalents at end of year	63,368	157	1,103
(1)

In 2020, the Bank consolidated certain equity securities that are controlled through its subsidiary Fondo de Capital Privado Fondo Inmobiliario Colombia, due to the control definition is met according to IFRS 10. This equity securities are considered as a business, because of its capacity to generate income.

Grupo Agromercantil Holding S.A.
SIGNIFICANT ACCOUNTING POLICIES
Schedule of assets, liabilities, net assets, net income and cash flows of non-controlling interest

The following table summarizes the assets, liabilities, net assets, net income and cash flows as of December 31, 2019 and for the years ended December 31, 2019 and 2018 of GAH:

	As of December 31, 2019
In millions of COP
Assets	14,333,631
Liabilities	13,093,981
Equity	1,239,650
	Year-Ended 2019	Year-Ended 2018
In millions of COP
Condensed statement of income
Net interest margin and valuation income on financial instruments after impairment on loans and financial leases and off-balance sheet credit instruments	218,536	388,932
Total fees and commission, net	132,845	111,932
Other operating income	68,288	52,286
Dividends received and equity method	668	579
Total operating income, net	420,337	553,729
Operating expenses	(478,133)	(458,277)
Income tax	19,367	(15,910)
Net income	(38,429)	79,542
Condensed cash flow
Net cash used in operating activities	(62,327)	(66,238)
Net cash provided by investing activities	273,604	244,949
Net cash used in financing activities	(26,926)	(2,983)
Translation adjustment	12,648	108,346
Cash and cash equivalents at beginning of year	1,500,647	1,216,573
Cash and cash equivalents at end of year	1,697,646	1,500,647
Other comprehensive income
Investments at fair value through OCI	(3,362)	(6,598)
Translation adjustment	9,281	43,803
Others	(8,093)	(3,922)
Total other comprehensive income	(2,174)	33,283